Schedule of lease liabilities (Details)	12 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2026 USD ($)	Apr. 30, 2026 SGD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)
IfrsStatementLineItems [Line Items]
Current			$ 35,162
Non-current			514,446
Total		$ 431,471	$ 549,608	$ 509,455	$ 528,585	$ 545,021
Lease liabilities type [member]
IfrsStatementLineItems [Line Items]
Principal amount				612,000
Maturities	August 2044
Interest rate	At the bank’s prevailing CPL Board Rate with monthly rests
Current				20,225
Non-current				489,230
Total	$ 399,949			$ 509,455